RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2019
RESTRUCTURING COSTS
RESTRUCTURING COSTS

(5) RESTRUCTURING COSTS

Restructuring expense reflects costs associated with the Company’s efforts to continually improve operational efficiency and deploy assets to remain competitive on a worldwide basis. Shutdown costs include severance, benefits, stay bonuses, lease and contract terminations and asset write-downs. Start-up and moving costs include costs of moving fixed assets, employee training and relocation. Vacant facility costs include security, maintenance, utilities and other costs.

Restructuring expenses were $20.7,  $46.2,  $41.6 for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded in other deductions, net in the consolidated statements of earnings (loss). The Company expects full year 2020 restructuring expense to be approximately $7.9. This expense primarily will relate to severance and benefits as part of the organizational re-alignment initiatives.

The change in the liability for restructuring costs for the year ended December 31, 2019 follows:

		Paid/
	2018	Utilized	Expense	2019
Severance and benefits	$24.6	$(21.6)	$18.6	$21.6
Lease and contract terminations	—	—	—	—
Vacant facility and other shutdown costs	1.2	(1.3)	0.7	0.6
Start-up and moving costs	—	(1.4)	1.4	—
Total	$25.8	$(24.3)	$20.7	$22.2

The change in the liability for restructuring costs for the year ended December 31, 2018 follows:

		Paid/
	2017	Utilized	Expense	2018
Severance and benefits	$20.1	$(28.7)	$33.2	$24.6
Lease and contract terminations	2.2	(2.2)	—	—
Vacant facility and other shutdown costs	5.9	(15.2)	10.5	1.2
Start-up and moving costs	0.1	(2.6)	2.5	—
Total	$28.3	$(48.7)	$46.2	$25.8

The change in liability for the restructuring costs for the year ended December 31, 2017 follows:

		Paid/
	2016	Utilized	Expense	2017
Severance and benefits	$14.8	$(24.7)	$30.0	$20.1
Lease and contract terminations	0.2	(0.3)	2.3	2.2
Vacant facility and other shutdown costs	0.2	(2.4)	8.1	5.9
Start-up and moving costs	0.4	(1.5)	1.2	0.1
Total	$15.6	$(28.9)	$41.6	$28.3

Restructuring expense by business segment follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Americas	$5.3	$13.7	$11.7
Asia Pacific	3.9	8.3	13.6
Europe, Middle East & Africa	11.1	19.0	15.5
Corporate	0.4	5.2	0.8
Total	$20.7	$46.2	$41.6